Segment Information (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Segment Reporting [Abstract]
Schedule of Segment Reporting Information, by Segment [Table Text Block]
The following table presents the key performance information of the Company’s reportable segments:

	Nine Months Ended Sept. 30,
	2014	2013

Revenues:
Net licensing revenue	$13,821,000	$8,863,000
Design and service fee revenue	1,161,000	1,288,000
Design and licensing revenues	14,982,000	10,151,000
Net retail sales	381,000	162,000
Total revenues	$15,363,000	$10,313,000

Operating income (loss):
Design and licensing	$1,465,000	$1,966,000
Retail	(1,468,000)	(233,000)
Total operating income (loss)	$(3,000)	$1,733,000

Depreciation and amortization:
Design and licensing	$667,000	$653,000
Retail	89,000	10,000
Total depreciation and amortization	$756,000	$663,000

Capital expenditures:
Design and licensing	$189,000	$127,000
Retail	456,000	141,000
Total capital expenditures	$645,000	$268,000

	September 30, 2014	December 31, 2013
Long Lived Assets:
Trademarks and other intangibles, net
Design and licensing	$69,692,000	$45,308,000
Retail	-	-
Total trademarks and intangibles, net	$69,692,000	$45,308,000

Property and equipment
Design and licensing	$845,000	$939,000
Retail	604,000	214,000
Total property and equipment	$1,449,000	$1,153,000

The following table presents the key performance information of the Company’s reportable segments:

	Year Ended December 31,
	2013	2012
Revenue:
Net licensing revenue	$11,546,000	$10,432,000
Design and service fee income	1,619,000	2,271,000
Design and licensing revenues	13,165,000	12,703,000
Retail sales	203,000	-
Total revenues	$13,368,000	$12,703,000

Operating income (loss):
Design and licensing	$2,195,000	$5,693,000
Retail	(339,000)	-
Total operating income	$1,856,000	$5,693,000

	December 31,
Long Lived Assets	2013	2012
Trademarks and other intangibles, net :
Design and licensing	$45,308,000	$45,835,000
Retail	-	-
Total Trademarks and other intangibles, net	$45,308,000	$45,835,000

Property and equipment :
Design and licensing	$939,000	$1,113,000
Retail	214,000	-
Total property and equipment	$1,153,000	$1,113,000

	December 31,
	2013	2012
Depreciation and amortization :
Design and licensing	$873,000	$856,000
Retail	20,000	-
Total depreciation and amortization	$893,000	$856,000